ACQUISITIONS OF CONSOLIDATED ENTITIES - Narrative (Details) - USD ($)				6 Months Ended
	Mar. 03, 2023	Jan. 31, 2023	Jan. 04, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Liabilities and Non Controlling interest Equity				$ (2,900,000,000)
Revenue of acquired entities since acquisition date				1,200,000,000
Profit (loss) of acquired entities since acquisition date				11,000,000
Revenue of combined entity as if combination occurred at beginning of period				1,200,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period				20,000,000
Goodwill				32,329,000,000	$ 28,662,000,000
Total
Disclosure of detailed information about business combination [line items]
Total assets				8,573,000,000
Identifiable assets acquired (liabilities assumed)				5,668,000,000
Consideration transferred, acquisition-date fair value				5,668,000,000
Goodwill				3,466,000,000
Total | Private Equity
Disclosure of detailed information about business combination [line items]
Total assets				522,000,000
Identifiable assets acquired (liabilities assumed)				442,000,000
Consideration transferred, acquisition-date fair value				442,000,000
Goodwill				$ 170,000,000
HomeServe- North American | Infrastructure
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired			26.00%
HomeServe- European | Infrastructure
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired			25.00%
HomeServe | Infrastructure
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period			$ 1,200,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period			6,000,000
Consideration transferred, acquisition-date fair value			4,900,000,000
Goodwill			$ 3,300,000,000
Portable Storage Solutions | Private Equity
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period		$ 64,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 14,000,000
Percentage of interests acquired		10000.00%
Consideration transferred, acquisition-date fair value		$ 419,000,000
Goodwill		$ 166,000,000
Brazil Wind | Renewable Power
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period	$ 4,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 4,000,000
Percentage of interests acquired	10000.00%
Consideration transferred, acquisition-date fair value	$ 95,000,000
Goodwill	$ 0